UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-9651
                                   811-9735

Name of Fund:  Merrill Lynch Focus Twenty Fund, Inc.
               Master Focus Twenty Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty
   Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments


Master Focus Twenty Trust


Schedule of Investments as of August 31, 2004
                                                                                                                Value
Country         Industry*            Shares Held    Common Stocks                                         (in U.S. dollars)
Canada - 2.5%   Communications           935,000   +Nortel Networks Corporation                              $    3,515,600
                Equipment - 2.5%

                                                    Total Common Stocks in Canada                                 3,515,600


Israel - 1.9%   Software - 1.9%          156,500   +Check Point Software Technologies Ltd.                        2,745,010

                                                    Total Common Stocks in Israel                                 2,745,010


United          Auto Components - 2.4%    81,800    Autoliv, Inc.                                                 3,456,050
States - 94.3%

                Biotechnology - 4.3%     115,100   +Imclone Systems                                               6,132,528

                Capital Markets - 4.5%    70,800    The Goldman Sachs Group, Inc.                                 6,347,220

                Chemicals - 5.2%         203,000    Monsanto Company                                              7,429,800

                Commercial Services &    146,400    Manpower Inc.                                                 6,182,472
                Supplies - 7.4%          175,900    Robert Half International Inc.                                4,309,550
                                                                                                             --------------
                                                                                                                 10,492,022

                Communications           280,600   +Cisco Systems, Inc.                                           5,264,056
                Equipment - 14.9%        167,100   +Comverse Technology, Inc.                                     2,925,921
                                         310,800   +Juniper Networks, Inc.                                        7,114,212
                                         359,000    Motorola, Inc.                                                5,797,850
                                                                                                             --------------
                                                                                                                 21,102,039

                Electronic Equipment     242,500    Tektronix, Inc.                                               6,928,225
                & Instruments - 4.9%

                Health Care Equipment    182,000   +Boston Scientific Corporation                                 6,502,860
                & Supplies - 7.0%         59,400   +Fisher Scientific International Inc.                          3,384,018
                                                                                                             --------------
                                                                                                                  9,886,878

                Internet & Catalog        77,000   +eBay Inc.                                                     6,663,580
                Retail - 4.7%

                Internet Software        300,400   +Akamai Technologies, Inc.                                     4,040,380
                & Services - 7.1%        208,900   +Yahoo! Inc.                                                   5,955,739
                                                                                                             --------------
                                                                                                                  9,996,119

                Machinery - 7.8%          75,900    Caterpillar Inc.                                              5,517,930
                                          88,500    Deere & Company                                               5,599,395
                                                                                                             --------------
                                                                                                                 11,117,325

                Media - 3.5%              91,100   +NTL Incorporated                                              4,947,641

                Metals & Mining - 4.7%    81,900    Phelps Dodge Corporation                                      6,679,764

                Road & Rail - 2.1%       104,100    Norfolk Southern Corporation                                  2,956,440

                Semiconductors &         321,600   +Fairchild Semiconductor Corporation                           3,965,328
                Semiconductor
                Equipment - 2.8%

                Software - 3.0%          124,600    Nasdaq-100 Shares (c)                                         4,241,384

                Specialty                144,700   +Barnes & Noble, Inc.                                          5,000,832
                Retail - 3.5%

                Wireless                 440,800   +Nextel Partners, Inc. (Class A)                               6,356,336
                Telecommunication
                Services - 4.5%

                                                    Total Common Stocks in the United States                    133,699,511

                                                    Total Investments in Common Stocks                          139,960,121
                                                    (Cost - $148,306,888) - 98.7%


                             Beneficial Interest    Short-Term Securities
                                  $    1,988,043    Merrill Lynch Liquidity Series, LLC Cash
                                                    Sweep Series I (a)                                            1,988,043
                                      22,782,150    Merrill Lynch Liquidity Series, LLC Money
                                                    Market Series (a)(b)                                         22,782,150

                                                    Total Investments in Short-Term Securities                   24,770,193
                                                    (Cost - $24,770,193) - 17.5%

                Total Investments  (Cost - $173,077,081**)  - 116.2%                                            164,730,314
                Liabilities in Excess of Other Assets - (16.2%)                                                (22,905,870)
                                                                                                             --------------
                Net Assets - 100.0%                                                                          $  141,824,444
                                                                                                             ==============

(a) Investments in companies considered to be an affiliate of the Trust
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                                  Interest/
                                                     Net           Dividend
     Affiliate                                     Activity         Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $ (5,948,883)     $  41,977
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                     $ (4,022,100)     $  19,148
    Merrill Lynch Premier Institutional Fund     (8,934,750)     $   3,631


(b) Security was purchased with the cash proceeds from securities loans.

(c) Represents ownership in the Nasdaq-100 Trust, a registered unit investment trust. The investment objective of the Nasdaq-100 Trust is to provide investment results that generally correspond to the price performance and dividend yield of the component stocks of the Nasdaq-100 Index.

  * For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes, were as follows:


     Aggregate cost                                      $  175,469,785
                                                         ==============
     Gross unrealized appreciation                       $    5,395,103
     Gross unrealized depreciation                         (16,134,574)
                                                         --------------
     Net unrealized depreciation                         $ (10,739,471)
                                                         ==============

  + Non-income producing security.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty Trust


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: October 18, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: October 18, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Focus Twenty Fund, Inc. and
       Master Focus Twenty Trust


Date: October 18, 2004